14. Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Concentrations Tables
Concentrations Of Revenues

For the years ended December 31, 2012 and 2011, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011

Customer 1	28.7%	44.6%
Customer 2	17.7%	-
Totals	46.4%	44.6%

Concentrations Of Accounts Receivable

At December 31, 2012 and 2011, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	December 31, 2012	December 31, 2011

Customer 1	54.4%	53.4%
Customer 2	-	17.3%
Totals	54.4%	70.7%

Concentrations Of Expense

For the years ended December 31, 2012 and 2011, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011

Vendor 1	11.0%	24.4%
Totals	11.0%	24.4%